Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment revenues
Sales and other operating revenues	$ 189,335	$ 189,185	$ 210,130
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	189,335	189,185	210,130
Earnings from joint ventures and associates – after interest and tax	618	1,993	898
Segment results
Replacement cost profit (loss) before interest and taxation	13,993	11,785	28,584
Inventory holding gains (losses)	(1,351)	(488)	(1,236)
Profit (loss) before interest and taxation	12,642	11,297	27,348
Finance costs	(5,106)	(4,683)	(3,840)
Net finance expense relating to pensions and other post-retirement benefits	210	168	241
Profit (loss) before taxation	7,746	6,782	23,749
Other income statement items
Depreciation, depletion and amortization	17,822	16,622	15,928
Charges for provisions, net of write-back of unused provisions, including change in discount rate	4,185	2,963	2,333
Segment assets
Investments in joint ventures and associates	20,725	20,032	20,249
Additions to non-current assets	22,472	27,139	22,701
US
Segment revenues
Third party sales and other operating revenues	56,703	58,804	60,577
Other income statement items
Depreciation, depletion and amortization	7,310	6,747	5,618
Non-US
Segment revenues
Third party sales and other operating revenues	132,632	130,381	149,553
Other income statement items
Depreciation, depletion and amortization	10,512	9,875	10,310
Operating segments | gas & low carbon energy
Segment revenues
Sales and other operating revenues	40,333	32,628	50,297
Less: sales and other operating revenues between segments	(1,832)	(1,585)	(1,808)
Third party sales and other operating revenues	38,501	31,043	48,489
Earnings from joint ventures and associates – after interest and tax	(501)	504	(677)
Segment results
Replacement cost profit (loss) before interest and taxation	1,330	3,052	14,080
Inventory holding gains (losses)	0	0	1
Profit (loss) before interest and taxation	1,330	3,052	14,081
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	37	38	139
Segment assets
Investments in joint ventures and associates	7,005	6,111	5,404
Additions to non-current assets	7,188	12,098	5,451
Operating segments | gas & low carbon energy | US
Other income statement items
Depreciation, depletion and amortization	235	95	96
Operating segments | gas & low carbon energy | Non-US
Other income statement items
Depreciation, depletion and amortization	4,734	4,740	5,584
Operating segments | oil production & operations
Segment revenues
Sales and other operating revenues	24,527	25,637	24,904
Less: sales and other operating revenues between segments	(22,876)	(23,237)	(23,708)
Third party sales and other operating revenues	1,651	2,400	1,196
Earnings from joint ventures and associates – after interest and tax	690	1,100	1,164
Segment results
Replacement cost profit (loss) before interest and taxation	8,558	10,789	11,191
Inventory holding gains (losses)	2	(9)	0
Profit (loss) before interest and taxation	8,560	10,780	11,191
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	302	92	35
Segment assets
Investments in joint ventures and associates	10,488	10,730	10,721
Additions to non-current assets	9,782	7,296	7,384
Operating segments | oil production & operations | US
Other income statement items
Depreciation, depletion and amortization	4,992	4,421	3,554
Operating segments | oil production & operations | Non-US
Other income statement items
Depreciation, depletion and amortization	2,727	2,376	2,138
Operating segments | customers & productsa
Segment revenues
Sales and other operating revenues	148,783	155,401	160,215
Less: sales and other operating revenues between segments	(43)	(317)	(367)
Third party sales and other operating revenues	148,740	155,084	159,848
Earnings from joint ventures and associates – after interest and tax	430	393	427
Segment results
Replacement cost profit (loss) before interest and taxation	4,100	(1,043)	4,230
Inventory holding gains (losses)	(1,353)	(479)	(1,237)
Profit (loss) before interest and taxation	2,747	(1,522)	2,993
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	3,180	2,602	2,007
Segment assets
Investments in joint ventures and associates	3,230	3,183	4,096
Additions to non-current assets	4,617	6,700	8,791
Operating segments | customers & productsa | US
Other income statement items
Depreciation, depletion and amortization	1,994	2,142	1,883
Operating segments | customers & productsa | Non-US
Other income statement items
Depreciation, depletion and amortization	2,151	1,815	1,665
other businesses & corporate
Segment revenues
Sales and other operating revenues	2,232	2,290	2,657
Less: sales and other operating revenues between segments	(1,789)	(1,632)	(2,060)
Third party sales and other operating revenues	443	658	597
Earnings from joint ventures and associates – after interest and tax	(1)	(4)	(16)
Segment results
Replacement cost profit (loss) before interest and taxation	(40)	(988)	(903)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(40)	(988)	(903)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	666	231	152
Segment assets
Investments in joint ventures and associates	2	8	28
Additions to non-current assets	885	1,045	1,075
other businesses & corporate | US
Other income statement items
Depreciation, depletion and amortization	89	89	85
other businesses & corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	900	944	923
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(26,540)	(26,771)	(27,943)
Less: sales and other operating revenues between segments	26,540	26,771	27,943
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	45	(25)	(14)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	45	(25)	(14)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0	0
Additions to non-current assets	0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 0	$ 0	$ 0